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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         7/28/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              32
                                        --------------------

Form 13F Information Table Value Total:      75,106,021
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 6/30/2008

(ITEM 1)                   (ITEM 2) (ITEM 3)   (ITEM 4)    (ITEM 5)        (ITEM 6)          (ITEM 7)             (ITEM 8)
                                                                      INVESTMENT DISCRETION              VOTING AUTHORITY (SHARES)

NAME                       TITLE               FAIR        SHARES OR                SHARED
OF                         OF       CUSIP      MARKET      PRINCIPAL   SOLE  SHARED OTHER               SOLE        SHARED  NONE
ISSUER                     CLASS    NUMBER     VALUE       AMOUNT      (A)   (B)    (C)          MGR    (A)         (B)     (C)
----------------------     ------   ---------  ----------  ---------  -----  -----   ------      ---    ---------  ------  -------
3M CO COM                  COMMON   88579Y101   1,398,689     20,099      X                                12,541    0       7,558
A T & T INC (NEW)          COMMON   00206R102   2,160,877     64,140      X                                43,695    0      20,445
ABBOTT LABS                COMMON   002824100   2,741,621     51,758      X                                32,139    0      19,619
AFLAC INC COM              COMMON   001055102   3,336,438     53,128      X                                32,746    0      20,382
AMERICAN EXPRESS CO        COMMON   025816109   1,434,700     38,086      X                                23,834    0      14,252
AMERICAN INTL GROUP INC    COMMON   026874107   2,174,561     82,183      X                                49,337    0      32,846
AUTOMATIC DATA PROCESSING  COMMON   053015103   2,107,612     50,301      X                                31,659    0      18,642
BECTON DICKINSON & CO      COMMON   075887109   2,715,176     33,397      X                                20,062    0      13,335
CITIGROUP INC COM          COMMON   172967101     169,930     10,139      X                                10,139    0           0
COCA COLA CO               COMMON   191216100   1,884,976     36,263      X                                23,260    0      13,003
COLGATE PALMOLIVE CO       COMMON   194162103   1,576,240     22,811      X                                14,862    0       7,949
CVS CORP COM               COMMON   126650100   1,963,959     49,633      X                                30,970    0      18,663
DISNEY WALT PRODTNS        COMMON   254687106   1,486,368     47,640      X                                29,032    0      18,608
EATON CORP COM             COMMON   278058102   1,254,667     14,766      X                                 8,230    0       6,536
EXXON MOBIL CORP COM       COMMON   30231G102   3,116,258     35,360      X                                27,094    0       8,266
GENERAL ELEC CO            COMMON   369604103   3,434,899    128,696      X                                84,988    0      43,708
HEWLETT PACKARD CO         COMMON   428236103   3,006,501     68,005      X                                41,595    0      26,410
INTEL CORP COM             COMMON   458140100   4,061,661    189,090      X                               114,288    0      74,802
JOHNSON CTLS INC COM       COMMON   478366107   1,737,176     60,571      X                                35,845    0      24,726
JOHNSON & JOHNSON          COMMON   478160104   4,094,431     63,637      X                                38,422    0      25,215
LOWES COS INC COM          COMMON   548661107   1,403,696     67,648      X                                42,465    0      25,183
MEDTRONIC INC COM          COMMON   585055106   4,197,391     81,109      X                                49,584    0      31,525
MICROSOFT                  COMMON   594918104   3,537,294    128,582      X                                80,749    0      47,833
NOVARTIS AG SPONSORED      COMMON   66987V109   3,840,086     69,769      X                                41,831    0      27,938
PEPSICO INC                COMMON   713448108   2,293,702     36,070      X                                23,423    0      12,647
PFIZER INC                 COMMON   717081103     185,741     10,632      X                                10,632    0           0
PROCTER & GAMBLE           COMMON   742718109   3,380,636     55,593      X                                35,538    0      20,055
PRUDENTIAL FINL INC        COMMON   744320102   1,095,059     18,330      X                                11,235    0       7,095
TARGET CORP COM            COMMON   87612E106   1,592,456     34,254      X                                21,893    0      12,361
UNITED TECHNOLOGIES        COMMON   913017109   2,845,172     46,113      X                                28,196    0      17,917
WAL MART STORES INC        COMMON   931142103   2,115,567     37,644      X                                23,362    0      14,282
WELLS FARGO & CO COM       COMMON   949746101   2,762,481    116,315      X                                70,176    0      46,139

TOTAL                                          75,106,021  1,821,762                                    1,143,822          677,940